1
The Gabelli Utilities Fund
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 97 .6%
ENERGY AND UTILITIES — 83 .3%
Alternative Energy — 1 .1%
380,000 Algonquin Power & Utilities Corp. ............. $ 4,151,156
44,359 Brookfield Renewable Corp. , Cl. A ............. 1,449,652
15,000 Clearway Energy Inc. , Cl. C ....................... 477,750
43,000 Eos Energy Enterprises Inc. † .................... 71,810
10,000 Fluence Energy Inc. † ................................ 145,900
12,000 Landis+Gyr Group AG ............................... 654,302
94,063 NextEra Energy Partners LP ...................... 6,801,696
66,000 Ormat Technologies Inc. ........................... 5,689,200
900 SolarEdge Technologies Inc. † ................... 208,314
19,649,780
Diversified Industrial — 0 .6%
76,207 AZZ Inc. ................................................... 2,782,318
8,000 Graham Corp. ........................................... 70,320
66,080 ITT Inc. .................................................... 4,317,667
272,283 Mueller Water Products Inc. , Cl. A ............. 2,796,346
28,000 Park-Ohio Holdings Corp. ......................... 316,680
10,283,331
Electric Integrated — 52 .0%
284,750 ALLETE Inc. ............................................. 14,251,738
174,500 Alliant Energy Corp. .................................. 9,246,755
526,000 Ameren Corp. ........................................... 42,369,300
665,500 American Electric Power Co. Inc. .............. 57,532,475
197,000 Avangrid Inc. ............................................ 8,214,900
240,000 Avista Corp. ............................................. 8,892,000
424,500 Black Hills Corp. ....................................... 28,751,385
63,325 CMS Energy Corp. .................................... 3,688,048
441,000 Dominion Energy Inc. ............................... 30,477,510
16,700 DTE Energy Co. ........................................ 1,921,335
284,500 Duke Energy Corp. ................................... 26,464,190
395,000 Edison International .................................. 22,349,100
10,900 Entergy Corp. ........................................... 1,096,867
1,131,600 Evergy Inc. ............................................... 67,217,040
777,500 Eversource Energy .................................... 60,613,900
320,000 Exelon Corp. ............................................ 11,987,200
352,750 FirstEnergy Corp. ..................................... 13,051,750
176,000 Fortis Inc. ................................................ 6,686,560
910,000 Hawaiian Electric Industries Inc. ............... 31,540,600
42,200 IDACORP Inc. ........................................... 4,178,222
300,000 MGE Energy Inc. ...................................... 19,689,000
2,274,500 NextEra Energy Inc. .................................. 178,343,545
260,000 NiSource Inc. ........................................... 6,549,400
428,000 NorthWestern Corp. .................................. 21,091,840
785,000 OGE Energy Corp. ..................................... 28,621,100
632,000 Otter Tail Corp. ......................................... 38,880,640
290,000 PG&E Corp. † ............................................ 3,625,000
320,000 Pinnacle West Capital Corp. ...................... 20,643,200
909,500 PNM Resources Inc. ................................. 41,591,435
125,750 Portland General Electric Co. ..................... 5,465,095
Shares
Market
Value
530,000 PPL Corp. ................................................ $ 13,435,500
184,500 Public Service Enterprise Group Inc. ......... 10,374,435
431,000 The Southern Co. ..................................... 29,308,000
50,000 Unitil Corp. ............................................... 2,322,500
5,000 Vistra Corp. .............................................. 105,000
571,500 WEC Energy Group Inc. ............................ 51,109,245
422,500 Xcel Energy Inc. ....................................... 27,040,000
948,725,810
Electric Transmission and Distribution — 0 .8%
62,000 Consolidated Edison Inc. .......................... 5,317,120
100,333 Constellation Energy Corp. ........................ 8,346,702
5,000 Sempra Energy ......................................... 749,700
3,500 The Timken Co. ........................................ 206,640
14,620,162
Environmental Services — 0 .1%
1,000 Tetra Tech Inc. .......................................... 128,530
80,236 Veolia Environnement SA .......................... 1,549,902
2,000 Waste Connections Inc. ............................ 270,260
1,948,692
Global Utilities — 2 .4%
10,000 AES Brasil Energia SA ............................... 17,444
35,000 Chubu Electric Power Co. Inc. ................... 315,346
20,000 E.ON SE ................................................... 154,769
5,000 EDP - Energias de Portugal SA , ADR ......... 218,200
165,000 Electric Power Development Co. Ltd. ......... 2,334,830
24,000 Electricite de France SA ............................ 279,667
204,500 Emera Inc. ............................................... 8,274,156
35,000 Enagas SA ................................................ 543,340
100,000 Endesa SA ................................................ 1,511,237
290,000 Enel SpA .................................................. 1,200,522
75,000 Equinor ASA ............................................. 2,466,593
560,000 Hera SpA ................................................. 1,199,738
25,000 Hokkaido Electric Power Co. Inc. ............... 78,249
8,000 Hokuriku Electric Power Co. ...................... 26,864
175,000 Huaneng Power International Inc. , ADR † ... 3,059,000
460,000 Iberdrola SA ............................................. 4,319,786
50,000 Iberdrola SA , ADR .................................... 1,860,500
25,000 Italgas SpA .............................................. 117,018
365,000 Korea Electric Power Corp. , ADR † ............. 2,482,000
80,000 Kyushu Electric Power Co. Inc. ................. 426,726
125,000 National Grid plc ....................................... 1,299,385
40,000 National Grid plc , ADR .............................. 2,061,200
360,000 Red Electrica Corp. SA .............................. 5,542,771
30,000 Shikoku Electric Power Co. Inc. ................ 149,865
2,000 Snam SpA ................................................ 8,127
19,000 The Chugoku Electric Power Co. Inc. ......... 96,359
300,000 The Kansai Electric Power Co. Inc. ............ 2,512,264
140,000 Tohoku Electric Power Co. Inc. .................. 658,744
55,000 Tokyo Electric Power Co. Holdings Inc. † .... 175,568

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Global Utilities (Continued)
3,400 Uniper SE ................................................. $ 13,015
43,403,283
Merchant Energy — 4 .1%
120,000 NRG Energy Inc. ....................................... 4,592,400
3,072,000 The AES Corp. .......................................... 69,427,200
74,019,600
Natural Gas Integrated — 8 .6%
4,000 DT Midstream Inc. .................................... 207,560
492,000 Energy Transfer LP ................................... 5,426,760
86,000 Hess Corp. ............................................... 9,373,140
215,000 Kinder Morgan Inc. ................................... 3,577,600
1,651,500 National Fuel Gas Co. ................................ 101,649,825
501,000 ONEOK Inc. .............................................. 25,671,240
348,000 UGI Corp. ................................................. 11,250,840
157,156,965
Natural Gas Utilities — 6 .3%
74,000 Atmos Energy Corp. ................................. 7,536,900
92,000 CenterPoint Energy Inc. ............................ 2,592,560
2,000 Cheniere Energy Inc. ................................ 331,820
32,000 Chesapeake Utilities Corp. ........................ 3,692,480
100,000 Gulf Coast Ultra Deep Royalty Trust ........... 4,700
14,000 New Jersey Resources Corp. .................... 541,800
435,000 Northwest Natural Holding Co. .................. 18,870,300
143,000 ONE Gas Inc. ............................................ 10,065,770
83,970 RGC Resources Inc. ................................. 1,768,408
140,000 South Jersey Industries Inc. ..................... 4,678,800
844,782 Southwest Gas Holdings Inc. .................... 58,923,545
106,500 Spire Inc. ................................................. 6,638,145
115,645,228
Natural Resources — 2 .5%
21,000 Alliance Resource Partners LP .................. 480,900
257,400 Cameco Corp. .......................................... 6,823,674
35,000 CNX Resources Corp. † ............................. 543,550
9,500 Diamondback Energy Inc. ......................... 1,144,370
4,700 EOG Resources Inc. .................................. 525,131
621,500 Mueller Industries Inc. .............................. 36,941,960
46,459,585
Oil — 0 .2%
28,000 BP plc , ADR ............................................. 799,400
10,000 Callon Petroleum Co. † .............................. 350,100
38,500 Devon Energy Corp. .................................. 2,315,005
3,464,505
Services — 1 .3%
75,000 Dril-Quip Inc. † .......................................... 1,464,000
563,000 Enbridge Inc. ............................................ 20,887,300
16,000 Halliburton Co. ......................................... 393,920
Shares
Market
Value
34,000 MDU Resources Group Inc. ...................... $ 929,900
24,000 Schlumberger NV ..................................... 861,600
24,536,720
Water — 3 .3%
8,000 American States Water Co. ....................... 623,600
103,700 American Water Works Co. Inc. ................ 13,497,592
5,000 California Water Service Group ................. 263,450
8,000 Consolidated Water Co. Ltd. ...................... 123,040
454,000 Essential Utilities Inc. ............................... 18,786,520
8,250 Middlesex Water Co. ................................. 636,900
510,000 Severn Trent plc ....................................... 13,410,324
134,500 SJW Group .............................................. 7,747,200
87,000 The York Water Co. ................................... 3,343,410
54,000 United Utilities Group plc , ADR ................. 1,062,720
59,494,756
TOTAL ENERGY AND UTILITIES ................ 1,519,408,417
COMMUNICATIONS — 9 .5%
Business Services — 0 .1%
795,000 Clear Channel Outdoor Holdings Inc. † ....... 1,089,150
Cable and Satellite — 2 .5%
45,000 Altice USA Inc. , Cl. A † .............................. 262,350
31,300 Charter Communications Inc. , Cl. A † ......... 9,494,855
27,000 Cogeco Communications Inc. ................... 1,409,469
74,000 Cogeco Inc. .............................................. 2,951,750
36,000 Comcast Corp. , Cl. A ................................ 1,055,880
400,000 DISH Network Corp. , Cl. A † ...................... 5,532,000
300,000 EchoStar Corp. , Cl. A † .............................. 4,941,000
5,800 Liberty Broadband Corp. , Cl. C † ................ 428,040
346,366 Liberty Global plc , Cl. A † .......................... 5,399,846
533,000 Liberty Global plc , Cl. C † .......................... 8,794,500
180,000 Liberty Latin America Ltd. , Cl. A † .............. 1,114,200
61,483 Liberty Latin America Ltd. , Cl. C † .............. 378,121
95,000 Rogers Communications Inc. , Cl. B ........... 3,661,300
10,000 Shaw Communications Inc. , Cl. B ............. 243,200
38,000 TBS Holdings Inc. ..................................... 415,629
46,082,140
Telecommunications — 6 .1%
531,000 BCE Inc. ................................................... 22,270,140
85,000 Deutsche Telekom AG ............................... 1,457,158
570,000 Deutsche Telekom AG , ADR ...................... 9,724,200
1,448,000 Koninklijke KPN NV .................................. 3,933,780
470,000 Lumen Technologies Inc. .......................... 3,421,600
560,000 Nippon Telegraph & Telephone Corp. ........ 15,113,383
23,000 Orange Belgium SA † ................................ 405,741
300,000 Orascom Investment Holding , GDR † ......... 7,500
260,000 Pharol SGPS SA † ..................................... 16,079
25,000 PLDT Inc. , ADR ........................................ 632,500
98,000 Proximus SA ............................................ 1,017,596
2,000 PT Indosat Tbk ......................................... 952
1,800,000 Singapore Telecommunications Ltd. .......... 3,333,681

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
160,000 Sistema PJSC FC , GDR † ........................... $ 80,000
119,000 Swisscom AG , ADR .................................. 5,572,770
10,000 Tele2 AB , Cl. B .......................................... 86,505
80,000 Telecom Italia SpA , ADR † ......................... 149,600
215,000 Telefonica Brasil SA , ADR ......................... 1,616,800
270,000 Telefonica Deutschland Holding AG ........... 548,544
310,000 Telefonica SA , ADR ................................... 1,004,400
1,000,000 Telekom Austria AG .................................. 5,792,095
325,000 Telenet Group Holding NV ......................... 4,494,264
540,000 Telephone and Data Systems Inc. .............. 7,506,000
110,000 Telesat Corp., New York † .......................... 859,100
10,000 TELUS Corp. ............................................ 198,574
30,000 TIM SA , ADR ............................................ 335,400
1,284,223 VEON Ltd. , ADR † ..................................... 410,951
545,000 Verizon Communications Inc. ................... 20,693,650
110,682,963
Wireless Communications — 0 .8%
45,000 America Movil SAB de CV , Cl. L, ADR ........ 741,150
14,000 Anterix Inc. † ............................................ 500,080
200 Hutchison Telecommunications Hong
Kong Holdings Ltd. ............................... 29
26,000 Millicom International Cellular SA † ........... 296,660
37,957 Millicom International Cellular SA , SDR † ... 438,650
6,000 Mobile TeleSystems PJSC , ADR † .............. 3,660
60,000 Operadora De Sites Mexicanos SAB de CV 50,230
81,993 SK Telecom Co. Ltd. , ADR ........................ 1,579,185
400 SmarTone Telecommunications Holdings
Ltd. ...................................................... 210
300,000 Turkcell Iletisim Hizmetleri A/S , ADR ......... 798,000
289,500 United States Cellular Corp. † .................... 7,535,685
255,000 Vodafone Group plc , ADR ......................... 2,889,150
14,832,689
TOTAL COMMUNICATIONS ....................... 172,686,942
OTHER — 4 .8%
Aerospace — 0 .1%
2,942 Allied Motion Technologies Inc. ................. 84,200
1,250,000 Rolls-Royce Holdings plc † ........................ 971,259
1,055,459
Building and Construction — 0 .5%
11,500 Acciona SA .............................................. 2,035,466
23,400 Arcosa Inc. ............................................... 1,338,012
7,000 H&E Equipment Services Inc. ................... 198,380
78,000 Johnson Controls International plc ............ 3,839,160
45,000 Sitios Latinoamerica SAB de CV † .............. 20,489
34,000 Vantage Towers AG .................................. 884,358
8,315,865
Shares
Market
Value
Business Services — 0.0%
8,000 V2X Inc. † ................................................. $ 283,200
Consumer Products — 0.0%
8,000 Essity AB , Cl. A ......................................... 158,592
Diversified Industrial — 0 .6%
1,000 Alstom SA ................................................ 16,411
54,000 Bouygues SA ............................................ 1,420,974
1,205 L.B. Foster Co. , Cl. A † ............................... 11,761
856,257 SDCL EDGE Acquisition Corp. , Cl. A † ........ 8,468,382
106,000 Twin Disc Inc. † ......................................... 1,215,820
11,133,348
Electronics — 0 .5%
32,500 Corning Inc. ............................................. 943,150
5,000 Keysight Technologies Inc. † ...................... 786,800
300 Roper Technologies Inc. ........................... 107,892
128,500 Sony Group Corp. , ADR ............................ 8,230,425
10,068,267
Entertainment — 0 .1%
320,000 Grupo Televisa SAB , ADR ......................... 1,721,600
Financial Services — 0 .2%
2,000 Alleghany Corp. † ...................................... 1,678,740
100,000 Kinnevik AB , Cl. A † ................................... 1,337,220
1,500,000 Orascom Financial Holding SAE † .............. 15,353
3,031,313
Health Care — 0 .2%
150,000 Covetrus Inc. † .......................................... 3,132,000
12,000 Tsumura & Co. ......................................... 255,787
3,387,787
Machinery — 1 .4%
90,000 Astec Industries Inc. ................................. 2,807,100
70,465 Flowserve Corp. ....................................... 1,712,300
59,395 The Gorman-Rupp Co. .............................. 1,413,007
3,000 Valmont Industries Inc. ............................. 805,860
207,670 Xylem Inc. ................................................ 18,142,051
24,880,318
Metals and Mining — 0 .2%
73,000 Freeport-McMoRan Inc. ............................ 1,995,090
14,500 Vulcan Materials Co. ................................. 2,286,795
4,281,885
Specialty Chemicals — 0.0%
1,500 Air Products and Chemicals Inc. ............... 349,095
Transportation — 1 .0%
226,000 GATX Corp. .............................................. 19,243,900
TOTAL OTHER .......................................... 87,910,629
TOTAL COMMON STOCKS ........................ 1,780,005,988

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
CLOSED-END FUNDS — 0.0%
40,000 Altaba Inc., Escrow † ................................. $ 152,000
WARRANTS — 0.0%
OTHER — 0.0%
Diversified Industrial — 0.0%
428,750 SDCL EDGE Acquisition Corp. , expire
12/31/28 † ............................................. 38,630
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 2 .4%
$ 43,544,000 U.S. Treasury Bills,
2.511 % to 3.297% †† ,
11/10/22 to 12/29/22 ............................ $ 43,336,174
TOTAL INVESTMENTS — 100.0%
(Cost $ 1,021,617,161 ) .......................... $ 1,823,532,792
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt